May 4, 2016

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN: Document Control—EDGAR

RE:	RiverSource Variable Annuity Account (“Registrant”)

RiverSource® Innovations Select Variable Annuity

RiverSource® Endeavor Select Variable Annuity

RiverSource® Innovations Variable Annuity

RiverSource® Innovations Classic Select Variable Annuity

RiverSource® Innovations Classic Variable Annuity

RiverSource® New Solutions Variable Annuity

Evergreen Essential Variable Annuity

Evergreen New Solutions Select Variable Annuity

Evergreen New Solutions Variable Annuity

Wells Fargo Advantage Select Variable Annuity

File Nos.: 333-139763/811-7195

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant’s Post-Effective Amendment No. 19 filed on April 27, 2016 and Post-Effective Amendment No. 25 filed on May 2, 2016.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-8056 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Timothy D. Crawford

Timothy D. Crawford

Assistant General Counsel and

Assistant Secretary